PGIM Corporate Bond Fund
Schedule of Investments (unaudited) as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 95.7%
Commercial Mortgage-Backed Securities 8.5%
BANK, Series 2019-BN16, Class A3	3.741%	02/15/52	200	$194,461
Benchmark Mortgage Trust, Series 2019-B09, Class A4	3.751	03/15/52	198	192,850
CCUBS Commercial Mortgage Trust, Series 2017-C01, Class A3	3.283(cc)	11/15/50	250	241,125
CFCRE Commercial Mortgage Trust, Series 2016-C07, Class A2	3.585	12/10/54	264	259,074
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A3	3.050	04/10/49	137	135,624
Deutsche Bank Commercial Mortgage Trust, Series 2017-C06, Class A3	3.269	06/10/50	8	7,579
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP06, Class A4	3.224	07/15/50	100	96,955
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C29, Class A3	3.058	05/15/49	179	177,078
Series 2016-C31, Class A4	2.840	11/15/49	270	263,719

Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A3	3.317	10/15/50	200	195,685

Total Commercial Mortgage-Backed Securities (cost $1,803,646)				1,764,150
Corporate Bonds 86.8%
Aerospace & Defense 0.8%
Boeing Co. (The),
Sr. Unsec’d. Notes	3.250	02/01/28	30	28,886
Sr. Unsec’d. Notes	5.930	05/01/60	145	134,314
				163,200
Agriculture 1.0%
Altria Group, Inc., Gtd. Notes	5.625	02/06/35	25	25,249
BAT Capital Corp. (United Kingdom), Gtd. Notes	2.259	03/25/28	100	93,850

PGIM Corporate Bond Fund

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Agriculture (cont’d.)
JBS USA LUX Sarl/JBS USA Food Co./JBS USA Foods Group, Gtd. Notes, 144A	5.950%	04/20/35	20	$20,635
Philip Morris International, Inc., Sr. Unsec’d. Notes	5.375	02/15/33	60	61,427
				201,161
Airlines 0.3%
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	40	39,422
Sr. Sec’d. Notes, 144A	4.625	04/15/29	25	23,485
				62,907
Auto Manufacturers 3.5%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.950	05/28/27	200	195,646
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes	5.050	04/04/28	84	84,245
Sr. Unsec’d. Notes	5.400	05/08/27	60	60,607
Sr. Unsec’d. Notes	5.800	01/07/29	20	20,433

Stellantis Finance US, Inc., Gtd. Notes, 144A	2.691	09/15/31	205	168,977
Volkswagen Group of America Finance LLC (Germany), Gtd. Notes, 144A	5.350	03/27/30	200	199,725
				729,633
Banks 22.4%
Banco Santander SA (Spain), Sr. Non-Preferred Notes	3.800	02/23/28	200	195,067
Bank of America Corp.,
Sr. Unsec’d. Notes	2.572(ff)	10/20/32	320	278,020
Sr. Unsec’d. Notes, MTN	1.898(ff)	07/23/31	305	264,488
Sr. Unsec’d. Notes, MTN	2.087(ff)	06/14/29	45	41,918
Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29	240	238,347
Sub. Notes	5.744(ff)	02/12/36	15	14,892

Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	5.335(ff)	09/10/35	200	192,983

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)

BNP Paribas SA (France), Sr. Non-Preferred Notes, 144A	2.159%(ff)	09/15/29	200	$183,993
Citigroup, Inc.,
Sr. Unsec’d. Notes	2.561(ff)	05/01/32	155	135,396
Sr. Unsec’d. Notes	3.057(ff)	01/25/33	85	74,704
Sr. Unsec’d. Notes	5.612(ff)	03/04/56	85	81,247
Sub. Notes	6.020(ff)	01/24/36	100	100,239

Comerica, Inc., Sr. Unsec’d. Notes	5.982(ff)	01/30/30	57	57,690
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	1.992(ff)	01/27/32	65	55,394
Sr. Unsec’d. Notes	2.908(ff)	07/21/42	200	138,854
Sr. Unsec’d. Notes	5.016(ff)	10/23/35	60	58,093

Huntington Bancshares, Inc., Sr. Unsec’d. Notes	6.208(ff)	08/21/29	109	113,266
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes	1.953(ff)	02/04/32	300	257,555
Sr. Unsec’d. Notes	2.522(ff)	04/22/31	150	135,818
Sr. Unsec’d. Notes	2.545(ff)	11/08/32	90	78,494
Sr. Unsec’d. Notes	3.882(ff)	07/24/38	35	30,269
Sr. Unsec’d. Notes	4.452(ff)	12/05/29	235	234,751
Sr. Unsec’d. Notes	5.766(ff)	04/22/35	25	25,896
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32	515	438,827
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	225	223,335
Sr. Unsec’d. Notes, MTN	5.831(ff)	04/19/35	65	67,140

PNC Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	6.875(ff)	10/20/34	25	27,491
Societe Generale SA (France), Gtd. Notes, 144A	2.797(ff)	01/19/28	255	245,812
Truist Financial Corp., Sr. Unsec’d. Notes, MTN	7.161(ff)	10/30/29	30	32,394
Wells Fargo & Co.,
Sr. Unsec’d. Notes	6.491(ff)	10/23/34	35	37,613
Sr. Unsec’d. Notes, MTN	2.393(ff)	06/02/28	240	230,000
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31	410	370,959
				4,660,945

PGIM Corporate Bond Fund

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Beverages 1.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	4.900%	02/01/46	152	$137,466
Bacardi Ltd. (Bermuda), Gtd. Notes, 144A	2.750	07/15/26	100	97,727
				235,193
Biotechnology 0.5%
Amgen, Inc.,
Sr. Unsec’d. Notes	5.600	03/02/43	70	68,155
Sr. Unsec’d. Notes	5.750	03/02/63	30	28,582
				96,737
Building Materials 0.2%
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes	5.150	12/01/34	25	24,831
Sr. Unsec’d. Notes	5.500	12/01/54	15	13,963
				38,794
Chemicals 0.5%
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes	4.725	11/15/28	30	30,304
Sr. Unsec’d. Notes	5.319	11/15/38	20	20,477
Sr. Unsec’d. Notes	5.419	11/15/48	5	4,882
Yara International ASA (Brazil),
Sr. Unsec’d. Notes, 144A	3.148	06/04/30	20	18,255
Sr. Unsec’d. Notes, 144A	4.750	06/01/28	40	39,662
				113,580
Commercial Services 1.5%
California Institute of Technology, Sr. Unsec’d. Notes	4.700	11/01/2111	50	40,311
ERAC USA Finance LLC, Gtd. Notes, 144A	4.900	05/01/33	110	108,532

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)
Massachusetts Institute of Technology, Unsec’d. Notes	3.885%	07/01/2116	100	$68,148
Trustees of the University of Pennsylvania (The), Sr. Unsec’d. Notes(a)	3.610	02/15/2119	160	103,284
				320,275
Computers 0.3%
Leidos, Inc.,
Gtd. Notes	2.300	02/15/31	35	30,228
Gtd. Notes	4.375	05/15/30	30	29,169
				59,397
Diversified Financial Services 2.2%
Ally Financial, Inc., Sr. Unsec’d. Notes	5.543(ff)	01/17/31	25	24,779
Cantor Fitzgerald LP, Sr. Unsec’d. Notes, 144A	7.200	12/12/28	80	84,283
Jefferies Financial Group, Inc., Sr. Unsec’d. Notes	2.625	10/15/31	100	84,353
LPL Holdings, Inc., Gtd. Notes	6.750	11/17/28	30	31,892
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes	2.172	07/14/28	200	185,070
Synchrony Financial, Sr. Unsec’d. Notes	5.450(ff)	03/06/31	50	49,854
				460,231
Electric 10.0%
AEP Texas, Inc., Sr. Unsec’d. Notes	3.450	05/15/51	65	42,686
Commonwealth Edison Co., First Mortgage	4.700	01/15/44	100	87,763
Dominion Energy South Carolina, Inc., First Mortgage	4.600	06/15/43	150	131,076
Duke Energy Carolinas LLC, First Mortgage	3.450	04/15/51	50	34,700

PGIM Corporate Bond Fund

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450%	07/15/44	100	$95,348
Florida Power & Light Co., First Mortgage	5.600	06/15/54	55	54,632
Liberty Utilities Finance GP 1, Gtd. Notes, 144A	2.050	09/15/30	230	198,188
MidAmerican Energy Co., First Mortgage	3.950	08/01/47	20	15,455
Mississippi Power Co., Sr. Unsec’d. Notes, Series 12-A	4.250	03/15/42	140	116,632
NextEra Energy Capital Holdings, Inc., Gtd. Notes	2.250	06/01/30	22	19,613
NRG Energy, Inc., Sr. Sec’d. Notes, 144A	2.000	12/02/25	35	34,329
Pacific Gas & Electric Co.,
First Mortgage	3.950	12/01/47	100	70,498
First Mortgage	4.000	12/01/46	100	71,401

PacifiCorp, First Mortgage	4.125	01/15/49	100	75,537
PPL Electric Utilities Corp., First Mortgage	4.750	07/15/43	100	90,275
Progress Energy, Inc., Sr. Unsec’d. Notes	7.000	10/30/31	100	110,539
Public Service Co. of Colorado, First Mortgage	5.750	05/15/54	40	38,937
Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN	3.650	09/01/42	75	58,435
Puget Energy, Inc., Sr. Sec’d. Notes	3.650	05/15/25	400	398,613
Puget Sound Energy, Inc., First Mortgage	2.893	09/15/51	20	12,213
San Diego Gas & Electric Co., First Mortgage	4.300	04/01/42	75	60,877
Southern California Edison Co., First Ref. Mortgage	5.500	03/15/40	200	185,585

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

Virginia Electric & Power Co., Sr. Unsec’d. Notes	3.300%	12/01/49	45	$29,907
Vistra Operations Co. LLC, Sr. Sec’d. Notes, 144A	3.700	01/30/27	45	44,206
				2,077,445
Electronics 0.2%
Honeywell International, Inc., Sr. Unsec’d. Notes	5.350	03/01/64	35	32,289
Engineering & Construction 1.0%
MasTec, Inc., Gtd. Notes, 144A	4.500	08/15/28	55	53,552
Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes, 144A	5.500	07/31/47	200	156,362
				209,914
Entertainment 0.4%
Warnermedia Holdings, Inc.,
Gtd. Notes	5.050	03/15/42	45	33,864
Gtd. Notes	5.141	03/15/52	85	58,344
				92,208
Foods 1.6%
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Gtd. Notes	3.000	02/02/29	35	32,926
Gtd. Notes	3.000	05/15/32	55	47,354
Mars, Inc.,
Sr. Unsec’d. Notes, 144A	2.375	07/16/40	20	13,899
Sr. Unsec’d. Notes, 144A	5.200	03/01/35	55	55,238

Smithfield Foods, Inc., Gtd. Notes, 144A	2.625	09/13/31	205	173,993
				323,410

PGIM Corporate Bond Fund

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Gas 0.4%
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	5.400%	07/01/34	40	$40,355
Southern California Gas Co., First Mortgage	5.050	09/01/34	40	39,592
				79,947
Hand/Machine Tools 0.1%
Regal Rexnord Corp., Gtd. Notes	6.050	02/15/26	30	30,194
Healthcare-Services 3.8%
AHS Hospital Corp., Sr. Unsec’d. Notes, Series 2021	2.780	07/01/51	30	18,247
Cigna Group (The), Gtd. Notes	4.900	12/15/48	30	25,857
Elevance Health, Inc.,
Sr. Unsec’d. Notes	4.625	05/15/42	100	86,650
Sr. Unsec’d. Notes	5.850	11/01/64	50	47,998

HCA, Inc., Gtd. Notes	5.250	03/01/30	15	15,232
Laboratory Corp. of America Holdings, Gtd. Notes	4.800	10/01/34	75	72,219
Mayo Clinic, Unsec’d. Notes	3.774	11/15/43	85	68,333
Piedmont Healthcare, Inc., Sec’d. Notes, Series 2042	2.719	01/01/42	55	37,947
Sentara Health, Sr. Unsec’d. Notes, Series 2021	2.927	11/01/51	100	63,329
Texas Health Resources, Sec’d. Notes	4.330	11/15/55	130	106,311
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	3.050	05/15/41	80	57,944
Sr. Unsec’d. Notes	3.250	05/15/51	90	59,246
Sr. Unsec’d. Notes	4.750	05/15/52	45	37,953
Sr. Unsec’d. Notes	5.750	07/15/64	25	24,131
Sr. Unsec’d. Notes	6.875	02/15/38	55	62,370
				783,767

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Insurance 2.6%
Arch Capital Finance LLC, Gtd. Notes	5.031%	12/15/46	50	$44,613
Everest Reinsurance Holdings, Inc.,
Sr. Unsec’d. Notes	3.125	10/15/52	95	57,471
Sr. Unsec’d. Notes	3.500	10/15/50	60	39,671
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes	5.625	08/16/32	90	91,223
Sr. Unsec’d. Notes	6.000	12/07/33	37	38,476

Liberty Mutual Group, Inc., Gtd. Notes, 144A	5.500	06/15/52	50	44,979
Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes	5.000	03/15/35	150	148,735
MetLife, Inc., Sr. Unsec’d. Notes	5.000	07/15/52	30	26,939
Unum Group, Sr. Unsec’d. Notes	4.125	06/15/51	70	51,525
				543,632
Internet 0.0%
Meta Platforms, Inc., Sr. Unsec’d. Notes	5.400	08/15/54	10	9,638
Lodging 0.4%
Marriott International, Inc., Sr. Unsec’d. Notes	5.500	04/15/37	80	78,035
Machinery-Diversified 0.3%
Flowserve Corp., Sr. Unsec’d. Notes	2.800	01/15/32	55	46,647
Ingersoll Rand, Inc., Sr. Unsec’d. Notes	5.700	08/14/33	10	10,275
				56,922
Media 1.8%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	3.500	03/01/42	15	10,088
Sr. Sec’d. Notes	5.375	04/01/38	130	117,296

PGIM Corporate Bond Fund

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)
Comcast Corp.,
Gtd. Notes	5.350%	05/15/53	45	$41,285
Gtd. Notes	5.500	05/15/64	80	73,702
Cox Communications, Inc.,
Gtd. Notes, 144A	1.800	10/01/30	25	21,335
Gtd. Notes, 144A	2.950	10/01/50	35	19,768
Sr. Unsec’d. Notes, 144A	2.600	06/15/31	60	52,308

Discovery Communications LLC, Gtd. Notes	3.950	06/15/25	28	27,941
Time Warner Cable LLC, Sr. Sec’d. Notes	6.550	05/01/37	20	19,711
				383,434
Mining 1.9%
Barrick North America Finance LLC (Canada), Gtd. Notes	7.500	09/15/38	75	87,430
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	5.300	02/21/35	75	74,968
Freeport-McMoRan, Inc., Gtd. Notes	4.375	08/01/28	200	197,797
Newmont Corp./Newcrest Finance Pty Ltd., Gtd. Notes	5.350	03/15/34	30	30,471
				390,666
Miscellaneous Manufacturing 0.3%
Pentair Finance Sarl, Gtd. Notes	4.500	07/01/29	65	64,580
Oil & Gas 2.7%
Aker BP ASA (Norway), Sr. Unsec’d. Notes, 144A	4.000	01/15/31	150	139,649
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes	5.850	02/01/35	10	9,889
Sr. Unsec’d. Notes	6.250	03/15/38	50	50,472
Sr. Unsec’d. Notes, 144A	5.000	12/15/29	5	4,997
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	2.650	01/15/32	40	33,377
Sr. Unsec’d. Notes	5.250	06/15/37	21	19,724

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Cenovus Energy, Inc. (Canada), (cont’d.)
Sr. Unsec’d. Notes	5.400%	06/15/47	9	$7,659

ConocoPhillips Co., Gtd. Notes	4.300	11/15/44	55	44,561
Devon Energy Corp., Sr. Unsec’d. Notes	5.000	06/15/45	55	43,794
Diamondback Energy, Inc., Gtd. Notes	6.250	03/15/33	75	78,350
Marathon Petroleum Corp., Sr. Unsec’d. Notes	5.700	03/01/35	45	44,010
Occidental Petroleum Corp., Sr. Unsec’d. Notes	5.375	01/01/32	30	28,544
Permian Resources Operating LLC, Gtd. Notes, 144A	6.250	02/01/33	25	24,431
Petroleos Mexicanos (Mexico), Gtd. Notes	6.350	02/12/48	60	38,046
				567,503
Packaging & Containers 1.2%
AptarGroup, Inc., Sr. Unsec’d. Notes	3.600	03/15/32	20	18,229
Berry Global, Inc., Sr. Sec’d. Notes	1.570	01/15/26	80	78,002
Graphic Packaging International LLC, Sr. Sec’d. Notes, 144A	1.512	04/15/26	75	72,466
Sealed Air Corp., Sr. Sec’d. Notes, 144A	1.573	10/15/26	85	80,822
				249,519
Pharmaceuticals 1.6%
AbbVie, Inc.,
Sr. Unsec’d. Notes	4.050	11/21/39	95	82,368
Sr. Unsec’d. Notes	4.400	11/06/42	60	52,200

Cardinal Health, Inc., Sr. Unsec’d. Notes	5.350	11/15/34	75	75,284
Utah Acquisition Sub, Inc.,
Gtd. Notes	3.950	06/15/26	85	83,810
Gtd. Notes	5.250	06/15/46	20	15,174

PGIM Corporate Bond Fund

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)

Viatris, Inc., Gtd. Notes	3.850%	06/22/40	25	$17,561
				326,397
Pipelines 7.6%
Boardwalk Pipelines LP, Gtd. Notes	3.400	02/15/31	100	90,873
Colonial Enterprises, Inc., Gtd. Notes, 144A	3.250	05/15/30	90	83,549
Columbia Pipelines Operating Co. LLC, Sr. Unsec’d. Notes, 144A	6.036	11/15/33	70	72,366
DCP Midstream Operating LP, Gtd. Notes	5.125	05/15/29	115	116,005
El Paso Natural Gas Co. LLC, Gtd. Notes, 144A	3.500	02/15/32	95	83,624
Energy Transfer LP,
Sr. Unsec’d. Notes	5.400	10/01/47	150	128,852
Sr. Unsec’d. Notes	6.250	04/15/49	25	23,720
Sr. Unsec’d. Notes, Series 20Y	5.800	06/15/38	15	14,606

Enterprise Products Operating LLC, Gtd. Notes	4.850	03/15/44	100	88,544
Florida Gas Transmission Co. LLC, Sr. Unsec’d. Notes, 144A	2.300	10/01/31	100	85,019
Kinder Morgan, Inc., Sr. Unsec’d. Notes	5.100	08/01/29	140	142,234
MPLX LP,
Sr. Unsec’d. Notes	4.950	03/14/52	80	64,303
Sr. Unsec’d. Notes	5.200	12/01/47	75	63,351
ONEOK, Inc.,
Gtd. Notes	3.100	03/15/30	45	41,505
Gtd. Notes	4.350	03/15/29	2	1,968
Gtd. Notes	4.500	03/15/50	30	22,611
Gtd. Notes	4.950	07/13/47	50	40,365
Gtd. Notes	5.650	11/01/28	10	10,310
Gtd. Notes	6.625	09/01/53	40	39,913
Gtd. Notes, 144A	6.500	09/01/30	25	26,484
Targa Resources Corp.,
Gtd. Notes	4.950	04/15/52	20	16,128
Gtd. Notes	5.500	02/15/35	50	48,868

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Targa Resources Corp., (cont’d.)
Gtd. Notes	6.125%	03/15/33	40	$41,109

Transcontinental Gas Pipe Line Co. LLC, Sr. Unsec’d. Notes	3.950	05/15/50	80	58,496
Western Midstream Operating LP, Sr. Unsec’d. Notes	6.350	01/15/29	65	67,561
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	4.650	08/15/32	105	101,167
Sr. Unsec’d. Notes	5.300	08/15/52	15	13,261
				1,586,792
Real Estate 0.9%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada), Sr. Unsec’d. Notes, 144A	4.125	02/01/29	200	196,137
Real Estate Investment Trusts (REITs) 5.9%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes	5.250	05/15/36	20	19,251
Gtd. Notes	5.500	10/01/35	50	49,459
American Tower Corp.,
Sr. Unsec’d. Notes	3.800	08/15/29	30	29,027
Sr. Unsec’d. Notes	5.200	02/15/29	85	86,875
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	4.050	07/01/30	15	14,399
Sr. Unsec’d. Notes	4.125	06/15/26	200	198,786

Broadstone Net Lease LLC, Gtd. Notes	2.600	09/15/31	160	134,733
Crown Castle, Inc., Sr. Unsec’d. Notes	4.800	09/01/28	100	100,193
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	4.000	01/15/31	170	157,780
Phillips Edison Grocery Center Operating Partnership I LP, Gtd. Notes	2.625	11/15/31	115	98,466
Prologis LP,
Sr. Unsec’d. Notes	1.750	02/01/31	50	42,690
Sr. Unsec’d. Notes	5.250	03/15/54	35	32,419

PGIM Corporate Bond Fund

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Sun Communities Operating LP,
Gtd. Notes	2.300%	11/01/28	85	$79,071
Gtd. Notes	5.500	01/15/29	25	25,675

VICI Properties LP/VICI Note Co., Inc., Gtd. Notes, 144A	5.750	02/01/27	20	20,246
Welltower OP LLC, Gtd. Notes	2.800	06/01/31	100	89,896
WP Carey, Inc., Sr. Unsec’d. Notes	2.250	04/01/33	65	51,396
				1,230,362
Retail 0.7%
Alimentation Couche-Tard, Inc. (Canada), Gtd. Notes, 144A	3.625	05/13/51	60	40,489
AutoNation, Inc., Sr. Unsec’d. Notes	4.750	06/01/30	100	98,096
				138,585
Semiconductors 1.4%
Broadcom, Inc., Sr. Unsec’d. Notes, 144A	3.419	04/15/33	253	225,284
Intel Corp.,
Sr. Unsec’d. Notes	4.100	05/19/46	20	14,500
Sr. Unsec’d. Notes	4.100	05/11/47	60	43,146
				282,930
Shipbuilding 0.5%
Huntington Ingalls Industries, Inc., Gtd. Notes	3.483	12/01/27	100	97,088
Software 0.8%
Oracle Corp.,
Sr. Unsec’d. Notes	3.600	04/01/50	90	61,202
Sr. Unsec’d. Notes	3.900	05/15/35	45	39,872

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Software (cont’d.)
Oracle Corp., (cont’d.)
Sr. Unsec’d. Notes	4.000%	07/15/46	60	$44,896
Sr. Unsec’d. Notes	6.900	11/09/52	20	21,500
				167,470
Telecommunications 3.8%
AT&T, Inc.,
Sr. Unsec’d. Notes	3.550	09/15/55	60	40,048
Sr. Unsec’d. Notes	3.650	06/01/51	90	62,993
Sr. Unsec’d. Notes	3.800	12/01/57	105	72,436

Motorola Solutions, Inc., Sr. Unsec’d. Notes	2.750	05/24/31	150	133,354
Rogers Communications, Inc. (Canada),
Gtd. Notes	3.800	03/15/32	100	91,219
Gtd. Notes	5.300	02/15/34	20	19,679
T-Mobile USA, Inc.,
Gtd. Notes	2.550	02/15/31	95	84,210
Gtd. Notes	3.875	04/15/30	110	106,180
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	2.355	03/15/32	80	68,256
Sr. Unsec’d. Notes	2.650	11/20/40	175	123,211
				801,586
Trucking & Leasing 0.6%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A	1.700	06/15/26	90	87,091
Sr. Unsec’d. Notes, 144A	5.250	07/01/29	30	30,492
				117,583

Total Corporate Bonds (cost $19,802,611)				18,060,086
Municipal Bonds 0.4%
California 0.2%
Regents of the University of California Medical Center Pooled Revenue, Taxable, Revenue Bonds, Series Q	4.563	05/15/53	60	50,703

PGIM Corporate Bond Fund

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Michigan 0.2%
University of Michigan, Taxable, Revenue Bonds, Series A	4.454%	04/01/2122	60	$47,766

Total Municipal Bonds (cost $113,514)				98,469

Total Long-Term Investments (cost $21,719,771)				19,922,705

	Shares
Short-Term Investments 2.4%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 4.478%)(wb)	422,530	422,530
PGIM Institutional Money Market Fund (7-day effective yield 4.540%) (cost $66,462; includes $66,250 of cash collateral for securities on loan)(b)(wb)	66,510	66,463

Total Short-Term Investments (cost $488,992)		488,993

TOTAL INVESTMENTS 98.1% (cost $22,208,763)		20,411,698
Other assets in excess of liabilities(z) 1.9%		398,875

Net Assets 100.0%		$20,810,573

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
GMTN—Global Medium Term Note
LP—Limited Partnership
MTN—Medium Term Note
REITs—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $64,795; cash collateral of $66,250 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at April 30, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
3	2 Year U.S. Treasury Notes	Jun. 2025	$624,445	$3,958
6	10 Year U.S. Ultra Treasury Notes	Jun. 2025	688,406	8,790
3	30 Year U.S. Ultra Treasury Bonds	Jun. 2025	363,094	2,663
				15,411
Short Position:
4	10 Year U.S. Treasury Notes	Jun. 2025	448,875	(10,224)
				$5,187
Interest rate swap agreements outstanding at April 30, 2025:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
340	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 4.410%	$86	$6,054	$5,968
210	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 4.410%	(223)	(5,928)	(5,705)
				$(137)	$126	$263

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

PGIM Corporate Bond Fund